Personnel expenses - Disclosure of Detailed Information about Employee Head Count (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel Expenses [Abstract]
Average number of full-time equivalents	158.3	142.5	127.1
Full-time equivalents at year end	163.2	145.4	135.2
Headcount at year end	177	159	147